Equity (Details Narrative)			1 Months Ended	6 Months Ended
	May 22, 2024 USD ($) $ / shares shares	Dec. 14, 2023 USD ($) $ / shares shares	Mar. 31, 2024 shares	Jun. 30, 2024 USD ($) $ / shares shares	Jan. 31, 2024 $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2023 $ / shares
Class of Stock [Line Items]
Common stock, shares authorized		350,000,000		275,000,000		275,000,000
Common stock par value | $ / shares				$ 0.0001		$ 0.0001
Common stock voting rights				The Class A Common Stock and Class B Common Stock entitle their holders to one vote per share and ten votes per share, respectively, on each matter properly submitted to the stockholders entitled to vote thereon.
Common stock, shares issued				36,944,935		16,019,256
Common stock, shares outstanding				36,944,935		16,019,256
Cash fee payments | $	$ 25,000
Preferred stock, shares authorized		75,000,000		75,000,000		75,000,000
Preferred stock, par value | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares outstanding				0		0
Yorkville Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Description of equity facility financing agreement				500,000
Percentage of lowest daily volume weighted average price		90.00%
Fair value of standby equity purchase agreement | $				$ 0		$ 0
Stock issued during period value acquisitions | $				$ 500,000
Maximum floor price | $ / shares		$ 2.00			$ 2.00
Floor price adjustment		The Floor Price shall be adjusted (downwards only) to equal 20% of the average VWAP for the five trading days immediately prior to the date of effectiveness of the initial Registration Statement.
Maximum percentage of closing price on trading day		75.00%
Alliance Global Partners [Member]
Class of Stock [Line Items]
Securities purchase price and percentage description	(a) a cash fee equal to 7.0% of the aggregate purchase price paid by each purchaser of securities that were sold in the May 2024 Offering (the “Cash Fee”); provided, however, that the Cash Fee was reduced by an amount equal to $25,000 to be paid to the Company’s financial advisor, and (b) warrants (the “Placement Agent Warrants”) to purchase Class A Common Stock equal to 6% of the aggregate number of shares of Class A Common Stock sold in the May 2024 Offering at an exercise price per share equal to 110% of the price per share of Class A Common Stock sold in the May 2024 Offering. The Company recognized the Placement Agent Warrants as a stock issuance cost as they are issued for services in connection with an offering.
Cash fee payments | $	$ 409,000
Prefunded Warrants [Member]
Class of Stock [Line Items]
Net of issuance costs | $	660,000
Common Warrants [Member]
Class of Stock [Line Items]
Net of issuance costs | $	$ 722,000
Common Warrants [Member] | Measurement Input, Share Price [Member]
Class of Stock [Line Items]
Warrants and rights outstanding measurement input	0.18
Common Warrants [Member] | Measurement Input, Exercise Price [Member]
Class of Stock [Line Items]
Warrants and rights outstanding measurement input	0.18
Common Warrants [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Warrants and rights outstanding measurement input	87
Common Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Warrants and rights outstanding measurement input	4.6
Common Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Warrants and rights outstanding measurement input	0
Placement Agent Warrants [Member]
Class of Stock [Line Items]
Issuane of warrants	833,333
Net of issuance costs | $	$ 100,000
Placement Agent Warrants [Member] | Measurement Input, Share Price [Member]
Class of Stock [Line Items]
Warrants and rights outstanding measurement input	0.18
Placement Agent Warrants [Member] | Measurement Input, Exercise Price [Member]
Class of Stock [Line Items]
Warrants and rights outstanding measurement input	0.18
Placement Agent Warrants [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Warrants and rights outstanding measurement input	87
Placement Agent Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Warrants and rights outstanding measurement input	4.6
Placement Agent Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Warrants and rights outstanding measurement input	0
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Share price | $ / shares	$ 0.18
Proceeds from issuance of warrants | $	$ 2,500,000
Securities Purchase Agreement [Member] | Prefunded Warrants [Member]
Class of Stock [Line Items]
Issuane of warrants	8,661,110
Warrants exercise price | $ / shares	$ 0.0001
Securities Purchase Agreement [Member] | Common Warrants [Member]
Class of Stock [Line Items]
Issuane of warrants	13,888,890
Warrants exercise price | $ / shares	$ 0.18
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized		250,000,000		250,000,000
Common stock, shares issued				34,633,801		13,708,122
Common stock, shares outstanding				34,633,801		13,708,122
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock par value | $ / shares		$ 0.0001
Total consideration payable in shares of class A common stock | $		$ 100,000,000
Description of equity facility financing agreement		9.99%
Percentage of average daily Volume Weighted Average Price		95.00%
Percentage of lowest daily volume weighted average price		96.00%
Percentage of voting power		9.99%
Percentage of outstanding shares		19.99%
Stock issued during period value acquisitions			710,025
Common stock price per share | $ / shares		$ 10.00
Maximum conversion price | $ / shares		$ 2.00
Common Class A [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Shares issued to GEM, shares	5,227,780
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized		25,000,000		25,000,000
Common stock, shares issued				2,311,134		2,311,134
Common stock, shares outstanding				2,311,134		2,311,134
Common Class B [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock par value | $ / shares		$ 0.0001
Percentage of outstanding shares		19.99%
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued				36,944,935		16,019,256
Common stock, shares outstanding				36,944,935		16,019,256
Maximum [Member]
Class of Stock [Line Items]
Common stock, shares authorized				275,000,000
Share price | $ / shares				$ 0.61			$ 9.56